Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Detail)	12 Months Ended
Jan. 31, 2017
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives	15 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives	35 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years